Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,353)	$ (695)	$ (1,248)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	170	26	28
Share-based compensation (Note 11)	418	363	222
Amortization of discount relating to straight loan received from commercial bank	31	31	14
Exchange rate differences on straight loan received from commercial bank	11	(12)	(12)
Change in the fair value of derivative warrant liability (Note 8)	577	(66)
Change in the fair value of convertible advanced investments		(269)	70
Amortization of discount relating to liability to controlling shareholder (Note 13)	10	48	40
Change in estimation of maturity date of liability to controlling shareholder (Note 13)		12
Exchange rate differences on straight loan received from controlling shareholder (Note 13)	(3)	(16)
Decrease (increase) in trade receivables	91	(16)	310
Decrease (increase) in other current assets	(63)	(68)	2
Increase (decrease) in account payables	3	(26)	6
Increase (decrease) in deferred revenue	3	(4)	(2)
Increase (decrease) in other current liabilities	219	33	(75)
Net cash used in operating activities	(1,886)	(659)	(645)
Cash flows from investing activities:
Purchase of property and equipment	(36)	(10)	(2)
Capitalization of internal-use software (Note 5)	(294)	(183)
Net cash used in investing activities	(330)	(193)	(2)
Cash flows from financing activities:
Net proceeds received upon completion of public offering transactions (Notes 10B and 10C)	12,286	6,695
Deferred offering costs			(98)
Repayment of principal relating to straight loan received from commercial bank	(292)	(236)	(582)
Proceeds from loan received from controlling shareholder (Note 13)		25	115
Repayment of Facility Fee relating to straight loan received from commercial bank			(10)
Repayment of principal relating to straight loan received from controlling shareholder (Note 13)	(206)	(258)
Proceeds from issuance of unit consist of straight loan and warrant granted to commercial bank, net			887
Proceeds received from exercise of options into Ordinary Shares (Note 11)	795	49
Net cash provided by financing activities	12,583	6,275	312
Change in cash	10,367	5,423	(335)
Cash at beginning of year	6,116	693	1,028
Cash at end of year	16,483	6,116	693
Non-cash investing and financing activities:
Capitalized deferred offering costs classified into equity upon completion of initial public offering transaction (Note 10B)		(313)
Contribution to equity due to free interest loan from controlling shareholder (Note 13)			112
Automatic conversion of convertible advanced investments into shares (Note 10B)		4,571
Deemed dividend upon trigger of down round protection (Note 10B)		7
Amount classified to equity upon determination of the exercise price (Note 8)	599
Share-based compensation capitalized in internal-use software	73	50
Supplemental disclosure of cash flow information:
Interest paid	(85)	(133)	(77)
Interest received	548	97
Taxes paid	$ (43)	$ (38)	$ (54)